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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                          PROSPECTUS DATED MAY 1, 2009

This supplement describes changes to the prospectus for PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I.   MINIMUM GUARANTEED INTEREST RATE

In "THE ANNUITY CONTRACT" section of the prospectus, in the fifth paragraph, change the sentence "The minimum interest rate depends on the year your contract is issued but will not be less than 1%" to "The minimum interest rate depends on the date your contract is issued but will not be less than 1%."

II.  METLIFE INVESTORS USA DESCRIPTION

In the "OTHER INFORMATION" section of the prospectuses, under the "MetLife Investors USA" heading, delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                SUPP-PEIVUSA0690

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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                          PROSPECTUS DATED MAY 1, 2009

This supplement describes changes to the rider charges for the Lifetime Withdrawal Guarantee rider that will be effective for PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our") in Connecticut, Delaware, Kentucky, Maryland, Montana, New Jersey, New Mexico, and Puerto Rico. These changes are effective for contracts issued in these states based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after July 13, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THIS OPTIONAL RIDER, APPLICATIONS AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 10, 2009.

This supplement also describes changes to other sections of the prospectus. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

I.   INCREASE FOR LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after July 13, 2009, the following current charges will apply:

     . Lifetime Withdrawal Guarantee (Single Life version): 1.10% of the Total Guaranteed Withdrawal Amount.

     . Lifetime Withdrawal Guarantee (Joint Life version): 1.25% of the Total Guaranteed Withdrawal Amount.

Please note that the maximum charge for the Lifetime Withdrawal Guarantee rider that may apply in the event of an Automatic or Optional Step-Up is not changing and remains as described in the prospectus.

II.  MINIMUM GUARANTEED INTEREST RATE

In "THE ANNUITY CONTRACT" section of the prospectus, in the fifth paragraph, change the sentence "The minimum interest rate depends on the year your contract is issued but will not be less than 1%" to "The minimum interest rate depends on the date your contract is issued but will not be less than 1%."

                                                                SUPP-PEIVLWG0609

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III. METLIFE INVESTORS USA DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "MetLife Investors USA" heading, delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (888) 556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                        2

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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                      STATEMENTS OF ADDITIONAL INFORMATION
                        DATED MAY 1, 2009 AND MAY 4, 2009

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 and May 4, 2009 for variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

METLIFE INVESTORS USA DESCRIPTION

In the "COMPANY" section of the SAI, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

                                                                 SUPP-SAIUSA0609